Quarterly Holdings Report
for
Fidelity Freedom® Blend Retirement Fund
June 30, 2026
FBF-YIN-NPRT1-0826
1.9892459.107
Bond Funds - 58.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,761,867	47,618,668
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	14,173	108,564
Fidelity Series Corporate Bond Fund (b)	1,435,054	13,417,751
Fidelity Series Emerging Markets Debt Fund (b)	144,826	1,255,645
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	31,933	308,149
Fidelity Series Floating Rate High Income Fund (b)	24,606	213,333
Fidelity Series Government Bond Index Fund (b)	2,478,310	22,527,834
Fidelity Series High Income Fund (b)	128,604	1,149,719
Fidelity Series International Developed Markets Bond Index Fund (b)	1,284,222	10,967,257
Fidelity Series Investment Grade Bond Fund (b)	2,055,808	20,701,984
Fidelity Series Investment Grade Securitized Fund (b)	1,360,848	12,329,284
Fidelity Series Long-Term Treasury Bond Index Fund (b)	761,570	4,059,170
Fidelity Series Real Estate Income Fund (b)	21,456	217,134
TOTAL BOND FUNDS (Cost $139,136,134)		134,874,492

Domestic Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	329,944	8,987,661
Fidelity Series Commodity Strategy Fund (b)	39,207	4,203,386
Fidelity Series Large Cap Growth Index Fund (b)	183,649	5,744,546
Fidelity Series Large Cap Stock Fund (b)	189,107	5,582,447
Fidelity Series Large Cap Value Index Fund (b)	501,732	10,626,693
Fidelity Series Small Cap Core Fund (b)	121,744	1,977,116
Fidelity Series Small Cap Opportunities Fund (b)	54,280	1,096,992
Fidelity Series Value Discovery Fund (b)	204,267	3,811,614
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,785,974)		42,030,455

International Equity Funds - 16.0%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	155,949	3,262,448
Fidelity Series Canada Index Fund (b)	89,367	893,672
Fidelity Series Emerging Markets Fund (b)	180,303	2,751,427
Fidelity Series Emerging Markets Opportunities Fund (b)	346,390	11,132,986
Fidelity Series International Growth Fund (b)	230,667	4,975,497
Fidelity Series International Index Fund (b)	113,386	1,885,616
Fidelity Series International Small Cap Fund (b)	96,981	1,833,913
Fidelity Series International Value Fund (b)	292,461	4,895,804
Fidelity Series Overseas Fund (b)	304,916	4,936,590
Fidelity Series Select International Small Cap Fund (b)	11,720	181,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,535,834)		36,749,258

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	317,601	3,166,482
Fidelity Series Treasury Bill Index Fund (b)	869,404	8,650,569
TOTAL SHORT-TERM FUNDS (Cost $11,791,127)		11,817,051

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	80,000	79,880
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	100,000	99,990
US Treasury Bills 0% 7/23/2026 (d)	3.63	170,000	169,628
US Treasury Bills 0% 7/30/2026 (d)	3.62	80,000	79,768
US Treasury Bills 0% 7/9/2026 (d)	3.63	100,000	99,919
US Treasury Bills 0% 9/10/2026 (d)	3.66	20,000	19,855
US Treasury Bills 0% 9/17/2026 (d)	3.70	60,000	59,526
TOTAL U.S. TREASURY OBLIGATIONS (Cost $608,565)			608,566

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	261,481	261,534
Fidelity Series Government Money Market Fund (b)(f)	3.73	2,774,032	2,774,032
TOTAL MONEY MARKET FUNDS (Cost $3,035,566)			3,035,566

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $210,893,200)	229,115,388
NET OTHER ASSETS (LIABILITIES) - 0.0%	(108,700)
NET ASSETS - 100.0%	229,006,688

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	98	9/2026	11,003,563	86,188
CBOT US Treasury Long Bond Contracts (United States)	10	9/2026	1,130,625	27,168
ICE MSCI EAFE Index Contracts (United States)	5	9/2026	786,325	3,663
TOTAL LONG				117,019
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(6)	9/2026	(913,680)	(28,502)
CME E-Mini S&P 500 Index Contracts (United States)	(11)	9/2026	(4,151,538)	(49,295)
TOTAL SHORT				(77,797)
TOTAL FUTURES CONTRACTS				39,222

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $608,566.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	423,457	1,058,461	1,220,383	1,665	(1)	-	261,534	261,481	0.0%
Total	423,457	1,058,461	1,220,383	1,665	(1)	-	261,534

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	44,399,882	4,890,675	1,951,494	26,801	3,130	276,475	47,618,668	4,761,867
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	109,093	4,398	6,085	58	17	1,141	108,564	14,173
Fidelity Series Blue Chip Growth Fund	7,524,495	694,707	1,272,698	-	113,481	1,927,676	8,987,661	329,944
Fidelity Series Canada Fund	3,870,786	174,299	917,558	-	18,848	116,073	3,262,448	155,949
Fidelity Series Canada Index Fund	-	893,672	-	-	-	-	893,672	89,367
Fidelity Series Commodity Strategy Fund	3,898,443	1,327,210	827,061	-	(26,075)	(169,131)	4,203,386	39,207
Fidelity Series Corporate Bond Fund	13,867,421	941,348	1,410,015	167,722	(21,373)	40,370	13,417,751	1,435,054
Fidelity Series Emerging Markets Debt Fund	1,188,568	78,187	55,785	17,229	310	44,365	1,255,645	144,826
Fidelity Series Emerging Markets Debt Local Currency Fund	295,894	15,609	14,200	-	107	10,739	308,149	31,933
Fidelity Series Emerging Markets Fund	2,055,673	368,601	134,339	-	5,085	456,407	2,751,427	180,303
Fidelity Series Emerging Markets Opportunities Fund	8,422,505	1,347,745	757,516	-	31,716	2,088,536	11,132,986	346,390
Fidelity Series Floating Rate High Income Fund	208,068	15,272	10,143	3,783	9	127	213,333	24,606
Fidelity Series Government Bond Index Fund	23,276,205	1,561,251	2,172,932	220,035	(27,567)	(109,123)	22,527,834	2,478,310
Fidelity Series Government Money Market Fund	2,968,013	1,023,013	1,216,994	27,771	-	-	2,774,032	2,774,032
Fidelity Series High Income Fund	1,125,136	61,227	54,771	18,177	203	17,924	1,149,719	128,604
Fidelity Series International Developed Markets Bond Index Fund	10,491,397	864,846	473,446	87,944	(1,175)	85,635	10,967,257	1,284,222
Fidelity Series International Growth Fund	4,534,339	287,943	539,200	-	1,615	690,800	4,975,497	230,667
Fidelity Series International Index Fund	1,744,062	130,464	155,192	-	(1,677)	167,959	1,885,616	113,386
Fidelity Series International Small Cap Fund	2,113,053	26,601	489,738	-	54,931	129,066	1,833,913	96,981
Fidelity Series International Value Fund	4,545,367	458,760	411,392	-	1,695	301,374	4,895,804	292,461
Fidelity Series Investment Grade Bond Fund	21,484,708	1,428,344	2,126,295	224,709	(23,101)	(61,672)	20,701,984	2,055,808
Fidelity Series Investment Grade Securitized Fund	12,974,393	857,451	1,462,565	139,696	(23,450)	(16,545)	12,329,284	1,360,848
Fidelity Series Large Cap Growth Index Fund	4,798,527	640,400	506,908	21,424	15,416	797,111	5,744,546	183,649
Fidelity Series Large Cap Stock Fund	4,704,073	476,648	218,890	-	3,303	617,313	5,582,447	189,107
Fidelity Series Large Cap Value Index Fund	8,917,491	838,435	428,297	-	6,597	1,292,467	10,626,693	501,732
Fidelity Series Long-Term Treasury Bond Index Fund	3,666,361	977,034	582,178	34,581	(43,300)	41,253	4,059,170	761,570
Fidelity Series Overseas Fund	4,546,489	343,909	488,362	-	(4,272)	538,826	4,936,590	304,916
Fidelity Series Real Estate Income Fund	211,610	13,296	10,143	1,917	19	2,352	217,134	21,456
Fidelity Series Select International Small Cap Fund	175,994	2,556	13,745	-	1,341	15,159	181,305	11,720
Fidelity Series Short-Term Credit Fund	3,660,495	170,470	655,595	36,390	244	(9,132)	3,166,482	317,601
Fidelity Series Small Cap Core Fund	1,494,620	395,028	185,443	62,104	11,088	261,823	1,977,116	121,744
Fidelity Series Small Cap Opportunities Fund	875,716	87,706	42,790	-	2,873	173,487	1,096,992	54,280
Fidelity Series Treasury Bill Index Fund	9,362,156	969,691	1,681,344	85,756	(3,952)	4,018	8,650,569	869,404
Fidelity Series Value Discovery Fund	3,186,046	407,229	149,991	-	874	367,456	3,811,614	204,267
	216,697,079	22,774,025	21,423,105	1,176,097	96,960	10,100,329	228,245,288

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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